OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

at December 31	2014	2013
(millions of Canadian dollars)

Deferred income tax assets (Note 16)	427	119
Cash held as collateral	423	42
Fair value of derivative contracts (Note 23)	409	395
Other	171	164
Regulatory Assets (Note 9)	16	42
Assets held for sale (Note 6)	—	85
	1,446	847